Provisions	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Provisions
24.	PROVISIONS

The provisions in the consolidated statements of financial position include, among other items, the provision for jackpots, which are repayable in accordance with applicable terms and conditions, the provision for the then-outstanding deferred consideration primarily relating to the deferred payment for the Stars Interactive Group Acquisition and the  minimum revenue guarantee or EBITDA support agreement, as applicable, in connection with the sale of WagerLogic, the Chartwell/Cryptologic Sale and the Innova Offering (see notes 4 and 12). The minimum revenue guarantee is a quarterly payment, which is not contingent on future events.

Deferred Consideration

The purchase price for the Stars Interactive Group Acquisition included a deferred payment of $400 million payable on February 1, 2017. The fair value of the deferred payment as at December 31, 2016 of $195.51 million was recorded in Provisions. The fair value measurement at December 31, 2016 was calculated utilizing a discounted cash flow approach using a 6% discount rate and categorized as a Level 3 within the fair value hierarchy. A 1% change in the discount rate would have impacted the value by $9.4 million. The Corporation paid the remaining balance of the deferred consideration in full during the year ended December 31, 2017.

The carrying amounts and the movements in the provisions during the year ended December 31, 2017 and 2016 are as follows:

	Player bonuses and jackpots $000’s	Deferred consideration (*) $000’s	Minimum revenue guarantee $000’s	Other $000’s	Total $000’s
Balance at January 1, 2016	2,688	382,728	19,395	1,087	405,898
Adjustment to provision recognized	13,885	—	5,762	4,613	24,260
Payments	(15,013)	(200,000)	(8,998)	(5,700)	(229,711)
Accretion of discount	—	22,277	1,095	—	23,372
Gain on settlement of deferred consideration	—	(2,466)	—	—	(2,466)
Foreign exchange translation losses (gains)	11	(24)	382	—	369
Balance at December 31, 2016	1,571	202,515	17,636	—	221,722
Adjustment to provision recognized	48,146	(815)	(121)	—	47,210
Payments	(44,121)	(197,510)	(9,311)	—	(250,942)
Accretion of discount	—	2,048	839	—	2,887
Reclassification	(1,444)	—	—	—	(1,444)
Foreign exchange translation losses	113	62	1,075	—	1,250
Balance at December 31, 2017	4,265	6,300	10,118	—	20,683

Current portion at December 31, 2016	1,571	202,515	8,694	—	212,780
Non-current portion at December 31, 2016	—	—	8,942	—	8,942
Current portion at December 31, 2017	4,265	6,300	7,025	—	17,590
Non-current portion at December 31, 2017	—	—	3,093	—	3,093

(*) Deferred consideration of $6.30 million as at December 31, 2017 was recognized on acquisition of Diamond Game and is contingent on future events.

The payout of player bonuses and jackpots are dependent on when a player decides to cash out his or her winnings or deposits or when a player hits a jackpot.